UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22534

Harrison Street Real Estate Fund LLC

(Exact name of registrant as specified in charter)

5050 South Syracuse Street, Suite 1100

Denver, CO 80237

 (Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Harrison Street Private Wealth LLC

5050 South Syracuse Street, Suite 1100

Denver, CO 80237

(Name and address of agent for service)

COPY TO:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant's telephone number, including area code: (877) 200-1878

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Harrison Street
REAL ESTATE FUND LLC
(formerly, Versus Capital
Real Estate Fund LLC)

Semi-Annual Report
September 30, 2025
(Unaudited)

HARRISON STREET PRIVATE WEALTH LLC
(formerly, Versus Capital Advisors LLC)

This report is for shareholders of Harrison Street Real Estate Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Portland, Maine.

Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund's privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors. The Fund collects personal information ("Personal Information") for business purposes, such as to process requests and transactions, to maintain accounts, and to provide customer service. Personal Information is obtained from the following sources:

•        Investor applications and other forms, which may include your name(s), address, social security number or tax identification number;

•        Written and electronic correspondence, including telephone contacts; and

•        Transaction history, including information about the Fund's transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees and service providers who need to know that information for business purposes. Employees are required to maintain and protect the confidentiality of Personal Information. The Adviser, on behalf of the Fund, maintains written policies and procedures that address physical, electronic and administrative safeguards designed to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts. The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only as authorized by exceptions to Regulation S-P’s opt-out requirements, for example, if it is necessary to effect, administer, or enforce a transaction that an investor requests or authorizes; (ii) in connection with processing or servicing a financial product or service an investor requests or authorizes; and (iii) in connection with maintaining or servicing the investor’s account with the Fund. The Fund also may disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

Harrison Street Real Estate Fund LLC Schedule of Investments – September 30, 2025 (Unaudited)
Number of Shares		Value
Private Investment Funds(a) - 82.7%
	Diversified – 82.7%
—	AEW Value Investors US LP(b)(c)	$44,953,864
42,937,722	CBRE U.S. Core Partners LP	64,602,809
155,204,629	CBRE U.S. Logistics Partners LP(b)	210,664,041
47,222	Clarion Gables Multifamily Trust LP	68,915,310
85,618	Clarion Lion Properties Fund LP	128,080,291
—	DigitalBridge AI Infrastructure B LP(b)(d)	25,382,677
—	DigitalBridge AI Infrastructure D LP(b)(e)	39,734,134
—	Sagard Real Estate - US Property Fund(b)(f)	97,447,257
74,988	GI Partners ETS Fund(b)	77,900,000
24,056	Harrison Street Core Property Fund LP	34,178,506
80,156	Heitman America Real Estate Trust LP	99,419,398
64,150	Heitman Core Real Estate Debt Income Trust LP	41,200,065
62,908	Hines European Property Partners(b)	108,906,373
744	Invesco Core Real Estate USA LP	115,854,742
492,050	Invesco Real Estate Asia Fund	54,461,115
826	Trumbull Property Income Fund LP	10,070,433
2,018	Trumbull Property Fund LP	17,748,668
—	US Government Building Open-End Feeder LP(g)	40,909,602
—	USGBF Alpha Feeder LP(h)(i)	26,435,688
57,242	Walton Street Real Estate Core-Plus Fund LP(b)	66,940,114
		1,373,805,087
	Total Private Investment Funds	1,373,805,087
	(Cost $1,352,053,235)
Common Stocks - 20.3%
	Medical-Nursing Home – 0.1%
92,700	Chartwell Retirement Residences (Canada)	1,344,173
	Real Estate Management/Service – 0.1%
458,027	Qualitas Ltd. (Australia)	1,023,431
	Real Estate Operations/Developments – 0.6%
38,334	CTP N.V. (Netherlands)	855,414
1,085,000	Hang Lung Properties, Ltd. (Hong Kong)	1,215,348
487,000	Hongkong Land Holdings Ltd. (Hong Kong)	3,082,807
389,100	Mitsui Fudosan Company Ltd. (Japan)	4,235,784
852,447	Qualitas Real Estate Income Fund (Australia)	913,759
		10,303,112
	REITS-Apartments – 3.0%
188,936	American Homes 4 Rent, Class A Shares, REIT	6,282,122
32,883	AvalonBay Communities, Inc., REIT	6,352,009
68,372	Camden Property Trust, REIT	7,300,762
2,148,814	Centurion Accommodation, REIT(j)	1,732,377
282	Comforia Residential, Inc., REIT (Japan)	619,805
1,748	Daiwa House REIT Investment Corp., REIT (Japan)	1,489,203
155,319	Equity Residential, REIT	10,053,799
9,353	Essex Property Trust, Inc., REIT	2,503,424
172,550	GO Residential Real Estate Investment Trust, REIT (Canada)	2,182,757
1,684	Invincible Investment Corp., REIT (Japan)	767,902
287,725	Invitation Homes, Inc., REIT	8,438,975
723	Mitsui Fudosan Accommodations Fund, Inc., REIT (Japan)	645,648
124,343	UNITE Group, PLC (The), REIT (United Kingdom)	1,204,184
		49,572,967
	REITS-Diversified – 4.3%
8,334	American Tower Corp., REIT	1,602,795
114,469	Broadstone Net Lease, Inc., REIT	2,045,561
82,466	Digital Realty Trust, Inc., REIT	14,256,722
21,402	Equinix, Inc., REIT	16,762,902
Number of Shares		Value
	REITS-Diversified - (continued)
86,661	FrontView, Inc., REIT	$1,188,122
89,655	Gaming and Leisure Properties, Inc., REIT	4,178,820
645,800	Keppel DC REIT (Singapore)	1,197,433
832,900	Mapletree Logistics Trust, REIT (Singapore)	808,688
392,128	Mercialys SA, REIT (France)	5,058,902
108,711	Merlin Properties Socimi SA, REIT (Spain)	1,646,197
1,384,169	Mirvac Group, REIT (Australia)	2,078,497
2,491	Sekisui House Reit, Inc., (Japan)	1,341,158
959,466	Stockland, REIT (Australia)	3,880,209
526,080	Stoneweg Europe Stapled Trust, REIT (Singapore)	939,199
415,904	VICI Properties, Inc., REIT	13,562,630
57,050	Warehouses De Pauw CVA, REIT (Belgium)	1,430,135
		71,977,970
	REITS-Health Care – 3.7%
73,915	American Healthcare REIT, Inc.	3,105,169
206,410	Healthcare Realty Trust, Inc., REIT	3,721,572
17,805	National Health Investors, Inc., REIT	1,415,498
845,996	Physicians Realty Trust, REIT	16,200,823
388,716	Sabra Health Care REIT, Inc.	7,245,666
288,555	Ventas, Inc., REIT	20,195,965
54,240	Welltower, Inc., REIT	9,662,314
		61,547,007
	REITS-Hotels – 0.6%
489,607	Host Hotels & Resorts, Inc., REIT	8,333,111
1,827	Japan Hotel REIT Investment Corp. (Japan)	1,101,369
		9,434,480
	REITS-Manufactured Homes – 0.1%
17,613	Sun Communities, Inc., REIT	2,272,077
	REITS-Office Property – 0.7%
52,771	Boston Properties, Inc., REIT	3,922,996
211,688	Brandywine Realty Trust, REIT	882,739
1,120,511	Centuria Capital Group, REIT (Australia)	1,635,280
24,647	COPT Defense Properties, REIT	716,242
107,268	Cousins Properties, Inc., REIT	3,104,336
1,108	Japan Real Estate Investment Corp., REIT (Japan)	933,060
		11,194,653
	REITS-Regional Malls – 1.0%
115,538	Klepierre SA, REIT (France)	4,510,336
400,440	Macerich Co. (The), REIT	7,288,008
25,070	Simon Property Group, Inc., REIT	4,704,887
		16,503,231
	REITS-Shopping Centers – 1.4%
57,156	Federal Realty Investment Trust, REIT	5,790,474
221,015	Kimco Realty Corp., REIT	4,829,178
322,179	Kite Realty Group Trust, REIT	7,184,592
110,247	NETSTREIT Corp., REIT	1,991,061
30,161	Regency Centers Corp., REIT	2,198,737
13,244	Unibail-Rodamco-Westfield, REIT (France)	1,394,709
		23,388,751
	REITS-Single Tenant – 0.8%
75,405	Agree Realty Corp., REIT	5,356,771
171,305	National Retail Properties, Inc., REIT	7,292,454
		12,649,225
	REITS-Storage – 1.2%
120,785	CubeSmart, REIT	4,911,118
40,216	Extra Space Storage, Inc., REIT	5,668,043
18,940	Iron Mountain, Inc., REIT	1,930,744
21,662	Public Storage, REIT	6,257,069
103,692	Safestore Holdings, PLC, REIT (United Kingdom)	919,618
		19,686,592

See accompanying notes to financial statements.

Harrison Street Real Estate Fund LLC Schedule of Investments – September 30, 2025 (Unaudited) (continued)
Number of Shares		Value
	REITS-Warehouse/Industries – 2.7%
77,304	Americold Realty Trust, Inc., REIT	$946,201
843	CRE Logistics REIT, Inc., REIT (Japan)	867,681
73,900	Dream Industrial Real Estate Investment Trust, REIT (Canada)	660,040
15,911	EastGroup Properties, Inc., REIT	2,693,096
151,000	ESR Kendall Square, REIT, Co., Ltd. (South Korea)	487,880
240,144	Goodman Group, REIT (Australia)	5,204,020
1,096	Mitsubishi Estate Logistics Investment Corp., REIT (Japan)	902,099
281,600	Nexus Industrial, REIT (Canada)	1,560,060
185,888	Prologis, Inc., REIT	21,287,894
263,943	Rexford Industrial Realty, Inc., REIT	10,850,697
		45,459,668
	Total Common Stocks	336,357,337
	(Cost $304,177,158)
Preferred Stocks - 1.5%
	REITS-Apartments – 0.1%
	American Homes 4 Rent, REIT,
17,300	Series G, 5.88%	413,470
24,239	Series H, 6.25%	584,160
		997,630
	REITS-Diversified – 0.1%
19,035	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	419,341
	Digital Realty Trust, Inc., REIT
10,210	Series J, 5.25%	228,704
19,475	Series L, 5.20%	425,529
		1,073,574
	REITS-Hotels – 0.4%
65,300	Chatham Lodging Trust, REIT, Series A, 6.63%	1,375,218
58,185	DiamondRock Hospitality Co., REIT, 8.25%	1,459,280
	Pebblebrook Hotel Trust, REIT,
58,390	Series G, 6.38%	1,161,961
41,305	Series H, 5.70%	744,729
	Sunstone Hotel Investors, Inc., REIT,
27,050	Series H, 6.13%	576,165
48,870	Series I, 5.70%	1,031,646
		6,348,999
	REITS-Office Property – 0.3%
103	Highwoods Properties, Inc., REIT, Series A, 8.63%	107,705
59,338	SL Green Realty Corp., REIT, Series I, 6.50%	1,304,249
	Vornado Realty Trust, REIT,
20,540	Series L, 5.40%	365,817
86,404	Series M, 5.25%	1,567,369
29,465	Series N, 5.25%	523,299
96,176	Series O, 4.45%	1,437,831
		5,306,270
	REITS-Shopping Centers – 0.3%
17,550	Kimco Realty Corp., REIT, Series N, 7.25%(k)	1,044,752
	Regency Centers Corp., REIT,
88,361	Series A, 6.25%	2,149,823
60,443	Series B, 5.88%	1,443,983
	Saul Centers, Inc., REIT,
8,400	Series D, 6.13%	187,992
28,408	Series E, 6.00%	665,031
		5,491,581
Number of Shares		Value
	REITS-Storage – 0.2%
12,655	National Storage Affiliates Trust, REIT, Series A, 6.00%	$294,355
	Public Storage, REIT,
17,980	Series G, 5.05%	395,560
86,941	Series H, 5.60%	2,127,446
1,935	Series I, 4.88%	40,442
19,380	Series J, 4.70%	386,437
1,590	Series L, 4.63%	31,212
1,685	Series O, 3.90%	28,291
42,060	Series P, 4.00%	726,797
1,845	Series R, 4.00%	31,494
		4,062,034
	REITS-Warehouse/Industries – 0.1%
45,250	Rexford Industrial Realty, Inc., REIT, Series C, 5.63%	1,030,795
	Telecom Service – 0.0%
22,905	DigitalBridge Group, Inc., Series I, 7.15%	510,781
	Total Preferred Stocks	24,821,664
	(Cost $27,069,577)
	Rights – 0.0%
	REITS-Diversified – 0.0%
51,664	Keppel DC, REIT (Singapore), 10/14/2025(j)	6,007
	Total Rights	6,007
	(Cost $0)
Short-Term Investments - 1.5%
24,285,292	Fidelity Investments Money Market Treasury Portfolio, Institutional Share Class, 4.01%	24,285,292
	Total Short-Term Investments	24,285,292
	(Cost $24,285,292)
	Total Investments - 106.0%	1,759,275,387
	(Cost $1,707,585,262)
	Liabilities in excess of Other Assets - (6.0)%	(99,339,145)
	Net Assets - 100.0%	$1,659,936,242

____________

(a)   Restricted Securities.

(b)   The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.

(c)   Partnership is not designated in units. The Fund owns approximately 24.6% of this Fund.

(d)   Partnership is not designated in units. The Fund owns approximately 6.0% of this Fund.

(e)   Partnership is not designated in units. The Fund owns approximately 9.3% of this Fund.

(f)    Partnership is not designated in units. The Fund owns approximately 11.4% of this Fund.

(g)   Partnership is not designated in units. The Fund owns approximately 1.7% of this Fund.

(h)   The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.

(i)    Partnership is not designated in units. The Fund owns approximately 38.2% of this Fund.

(j)    Non-income producing security.

(k)   Convertible security.

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

US - United States

See accompanying notes to financial statements.

Harrison Street Real Estate Fund LLC Schedule of Investments – September 30, 2025 (Unaudited) (concluded)
Industry	% of Net Assets
Diversified	87.1%
Health Care	3.7%
Apartments	3.1%
Warehouse/Industries	2.8%
Shopping Centers	1.7%
Short-Term Investment	1.5%
Storage	1.4%
Regional Malls	1.0%
Office Property	1.0%
Hotels	1.0%
Single Tenant	0.8%
Real Estate Operations/Developments	0.6%
REITS-Manufactured Homes	0.1%
Medical-Nursing Home	0.1%
Real Estate Management/Service	0.1%
Telecom Service	0.0%
Liabilities in excess of Other Assets	(6.0)%
Total	100.0%

See accompanying notes to financial statements.

Harrison Street Real Estate Fund LLC Statement of Assets and Liabilities September 30, 2025 (Unaudited)
Assets:
Investments in securities at value (cost $1,707,585,262)	$1,759,275,387
Cash	14,013
Receivables:
Investment securities sold	80,673,069
Fund shares sold	91,526
Dividends and interest	10,141,595
Reclaims receivable	103,367
Advisory fees waived	167,167
Prepaid expenses	99,630
Total Assets	1,850,565,754
Liabilities:
Payables:
Line of Credit Borrowings	184,000,000
Advisory fees	4,582,686
Interest and Line of Credit fees	894,336
Investment securities purchased	462,130
Fund administration fees	352,516
Professional fees	221,886
Custody fees	66,418
Accrued other expenses	49,540
Total Liabilities[1]	190,629,512
Net Assets	$1,659,936,242
Net Assets consist of:
Paid-in capital	$1,576,594,223
Total distributable earnings (losses)	83,342,019
Total Net Assets	$1,659,936,242
Net assets applicable to shares outstanding	$1,659,936,242
Shares of beneficial interest outstanding (unlimited authorization)	68,797,288
Net asset value price per share (Net Assets/Shares Outstanding)	$24.13

____________

1     See Note 11. Restricted Securities for detail of Commitments and Contingencies related to unfunded commitments.

See accompanying notes to financial statements.

Harrison Street Real Estate Fund LLC Statement of Operations For the Six Months Ended September 30, 2025 (Unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $220,470)	$27,242,147
Interest income	324,061
Total investment income	27,566,208
Expenses:
Advisory fees (Note 4)	9,219,569
Interest and Line of Credit fees (Note 9)	4,243,237
Professional Fees	383,714
Fund administration fees	317,500
Shareholder reporting fees	213,125
Directors’ fees (Note 4)	156,434
Transfer agent fees and expenses	140,615
Custody fees	100,704
Insurance fees	52,519
Registration fees	42,455
Other expenses	53,258
Total expenses	14,923,130
Advisory fees waived (Note 4)	(167,167)
Net expenses	14,755,963
Net investment income (loss)	12,810,245
Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	2,034,464
Foreign currency transactions	80,164
Net realized gain (loss)	2,114,628
Net change in unrealized appreciation/depreciation on:
Investments	7,894,857
Foreign currency translations	4,343
Net change in unrealized appreciation/depreciation	7,899,200
Net realized and unrealized gain (loss)	10,013,828
Net Increase (Decrease) in Net Assets from Operations	$22,824,073

See accompanying notes to financial statements.

Harrison Street Real Estate Fund LLC Statement of Changes in Net Assets
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$12,810,245	$34,479,843
Net realized gain (loss) on investments and foreign currency transactions	2,114,628	3,945,055
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	7,899,200	(14,807,229)
Net increase (decrease) in net assets resulting from operations	22,824,073	23,617,669
Distributions to Shareholders from:
Net investment income and net realized gains	(14,924,873)	(43,289,498)
Return of capital	(20,181,437)	(37,989,600)
Total Distributions	(35,106,310)	(81,279,098)
Capital Transactions:
Shares issued	86,072,332	151,132,461
Reinvested dividends	4,788,903	10,964,156
Shares redeemed	(219,097,029)	(435,321,589)
Net increase (decrease) in net assets from capital transactions	(128,235,794)	(273,224,972)
Total increase (decrease) in net assets	(140,518,031)	(330,886,401)
Net Assets:
Beginning of period	1,800,454,273	2,131,340,674
End of period	$1,659,936,242	$1,800,454,273
Capital Share Transactions:
Shares sold	3,554,454	6,127,257
Shares issued in reinvestment of dividends	198,569	446,308
Shares redeemed	(9,083,842)	(17,732,150)
Net increase (decrease) in capital share transactions	(5,330,819)	(11,158,585)

See accompanying notes to financial statements.

Harrison Street Real Estate Fund LLC Statement of Cash Flows For the Six Months Ended September 30, 2025 (Unaudited)
Cash flows provided by operating activities:
Net increase in net assets resulting from operations	$22,824,073
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investment securities	(108,954,779)
Proceeds from dispositions of investment securities	232,545,893
Net purchases of short-term investment securities	(9,887,489)
Net realized (gain)/loss from:
Investments sold	(2,034,464)
Foreign currency transactions	(80,164)
Net change in unrealized (appreciation)/depreciation on:
Investments	(7,894,857)
Foreign currency	(4,343)
Change in operating assets and liabilities
Receivables:
Investment securities sold	(60,155,146)
Fund shares sold	506,633
Reclaims	(33,367)
Advisory fees waived	(167,167)
Prepaid expenses	(81,215)
Dividends and interest	425,302
Payables:
Advisory fees	(226,404)
Accrued other expenses	(119,602)
Custody fees	36,318
Professional fees	84,691
Investment securities purchased	(266,419)
Fund administration fees	167,149
Interest and Line of Credit fees	449,795
Net cash provided by operating activities	67,134,438

Cash flows from financing activities:
Proceeds from line of credit	253,000,000
Repayment of line of credit	(157,000,000)
Proceeds from shares issued	86,072,332
Payments of shares redeemed	(219,097,029)
Distributions paid (net of reinvestment of dividends)	(30,317,407)

Net cash used by financing activities	(67,342,104)
Effect of exchange rate changes in cash	84,507

Net change in cash	(123,159)

Cash and foreign currency at beginning of period	137,172
Cash and foreign currency at end of period	$14,013

Supplemental schedule of non-cash activity:
Interest and line of credit fees paid during the period	$3,793,442
Reinvestment of distributions	4,788,903

See accompanying notes to financial statements.

Harrison Street Real Estate Fund LLC Financial Highlights
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net asset value, beginning of period	$24.29	$24.99	$28.23	$31.42	$27.57	$26.95
Income from Investment Operations:
Net investment income (loss)[1]	0.18	0.44	0.48	0.55	0.56	0.56
Net realized and unrealized gain (loss)	0.14	(0.14)	(2.67)	(2.58)	5.20	1.12
Total from investment operations	0.32	0.30	(2.19)	(2.03)	5.76	1.68
Less Distributions from:
Net investment income and net realized gains	(0.20)	(0.53)	—	(0.62)	(1.82)[2]	(0.86)
Return of capital	(0.28)	(0.47)	(1.05)	(0.54)	(0.09)	(0.20)
Total distributions	(0.48)	(1.00)	(1.05)	(1.16)	(1.91)	(1.06)
Net asset value, end of period	$24.13	$24.29	$24.99	$28.23	$31.42	$27.57
Total return	1.33%[3]	1.22%	(8.06)%	(5.92)%	21.04%	6.00%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,659,936	$1,800,454	$2,131,341	$2,723,823	$3,213,495	$2,496,261
Ratio of expenses to average net assets:
Ratios of gross expenses to average net assets	1.74%[4]	1.46%	1.38%	1.25%	1.24%	1.20%
Ratios of net expenses to average net assets	1.72%[4]	1.46%	1.38%	1.25%	1.24%	1.20%
Ratio of net investment income to average net assets	1.49%[4]	1.77%	1.80%	1.81%	1.90%	2.09%
Portfolio turnover rate	6.88%[3]	12.88%	8.84%	24.11%	33.66%	26.19%

____________

1           Per Share amounts are calculated based on average outstanding shares.

2           Includes one-time distribution of net realized gains of $0.74 per share paid on December 29, 2021.

3           Not annualized.

4           Annualized.

Credit Facility	September 30, 2025 (Unaudited)	March 31, 2025	March 31, 2024	March 31, 2023		March 31, 2022	March 31, 2021
Senior securities, end of period (000’s)	$184,000	$88,000	N/A	$145,000		N/A	N/A
Asset coverage, per $1,000 of senior security principal amount	10,021	21,460	N/A	19,785		N/A	N/A
Asset coverage ratio of senior securities	1002%	2146%	N/A	1978	%	N/A	N/A

See accompanying notes to financial statements.

Harrison Street Real Estate Fund LLC Notes to Financial Statements September 30, 2025 (Unaudited)

NOTE 1. ORGANIZATION

Harrison Street Real Estate Fund LLC (the “Fund”, formerly named Versus Capital Real Estate Fund LLC) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund’s primary investment objective is to seek consistent current income, while its secondary objectives are capital preservation and long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and has registered an indefinite number of shares under the Securities Act of 1933. The Fund’s investment adviser is Harrison Street Private Wealth LLC; (the ‘‘Adviser’’), (formerly named Versus Capital Advisors LLC).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gains (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and net change in unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds or other investments, together with any dividends or interest income earned from such investments. A portion of any distribution may be a return of capital or from other capital sources. Dividends and distributions to shareholders are recorded on the ex-dividend date.

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder affirmatively elects not to reinvest in Shares. Shareholders may elect initially not to reinvest by indicating that choice in writing to the Fund’s transfer agent. Thereafter, shareholders are free to change their election by contacting the Fund’s transfer agent (or, alternatively, by contacting the selling agent that sold such shareholder its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for Shares received by reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the six months ended September 30, 2025, the Fund did not have a liability for any unrecognized tax obligations. The Fund recognizes interest and penalties, if any, related to unrecognized tax obligations as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal. Tax returns filed within the prior three years generally remain subject to examination by federal and state tax authorities when applicable statutes of limitations have not expired.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year-end based on the tax treatment; temporary differences do not require

Harrison Street Real Estate Fund LLC Notes to Financial Statements September 30, 2025 (Unaudited) (continued)

such reclassification. As of March 31, 2025, permanent differences identified and reclassified among the components of net assets were to increase undistributed net investment income by approximately $47,248,000, to decrease accumulated net realized gain by approximately $7,627,000 and to decrease paid-in-capital by approximately $39,621,000.

For the year ended March 31, 2025, tax character of the distribution paid by the Fund was approximately $15,611,000 of ordinary income dividends, approximately $27,679,000 of long-term capital gains and approximately $37,990,000 of return of capital. For the year ended March 31, 2024, tax character of the distribution paid by the Fund was approximately $0 of ordinary income dividends, approximately $0 of long-term capital gains and approximately $97,195,000 of return of capital. Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses. As of March 31, 2025, the Fund had no capital loss carryovers available to offset future capital gains

Under federal tax law, capital and qualified ordinary losses realized after October 31 and December 31, respectively, may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended March 31, 2025, the Fund had no qualified late year losses.

As of September 30, 2025, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $117,021,103, $(72,238,035) and $44,783,068, respectively. The aggregate cost of securities for federal income tax purposes at September 30, 2025, was approximately $1,714,492,319.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting - The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Adviser’s Investment Committee acts as the Fund’s CODM. The Investment Committee is comprised of members of portfolio management and other senior executives. The Fund’s revenue is derived from investments in a portfolio of securities. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the terms of the Fund’s investment objectives which are executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, net income, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segments’ performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. The total return and performance of each Fund is reflected within the accompanying Financial Highlights. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

NOTE 3. SECURITIES VALUATION

The Board of Directors (the “Board”) has established procedures (the “Procedures”) pursuant to which the Fund prices its securities, consistent with Sections 2(a)(5) and 2(a)(41) of the 1940 Act, as follows:

Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be fair valued pursuant to the Procedures.

Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by the Advisor to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities.

Harrison Street Real Estate Fund LLC Notes to Financial Statements September 30, 2025 (Unaudited) (continued)

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at their closing Net Asset Value (“NAV”).

Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to the Procedures. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Private Investment Funds - The Fund typically values its investments in each Private Investment Fund according to the value reported by each Private Investment Fund’s quarterly NAV statement. The Fund also reviews this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Private Investment Fund and may clarify or validate the reported information with the applicable manager of the Private Investment Fund. The valuation for each Private Investment Fund is individually updated as soon as the Fund completes its reasonableness review, including any necessary information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. The Fund may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Fund may determine to value its investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Fund and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting. The Fund shall use its best efforts to ensure that each of such Private Investment Funds has in place policies and procedures that provide underlying principles behind the disclosure of reliable information with adequate supporting operational practices.

Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each Private Investment Fund is estimated by the Fund to generate during the current quarter (the “Investment Accrual Rate”). The Fund determines the Investment Accrual Rate at the beginning of each quarter, based on internally developed models that weight the expected impacts of income and appreciation projections by property sector, adjusting for expected market factors and underlying expenses. The Fund monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments.

In certain circumstances, the Fund may access daily or periodic NAV information provided by a Private Investment Fund. In such an instance, the Fund may determine to value its investment in a Private Investment Fund according to this information and may forego daily valuation adjustments based on an Investment Accrual Rate.

If the Fund does not have access to sell shares of a Private Investment Fund in its primary market, the Fund may determine to fair value the Private Investment Fund at a price other than its NAV. In such an instance, the Fund may consider any information it deems appropriate including as received from broker-dealers and/or pricing services or comparable sales in the secondary market. Any such fair valuation determinations will be made in good faith by the Fund, may be based upon an internally developed pricing model, and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting.

The September 30, 2025 Schedule of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its September 30, 2025 NAV calculation.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	unadjusted quoted prices in active markets for identical securities
• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Harrison Street Real Estate Fund LLC Notes to Financial Statements September 30, 2025 (Unaudited) (continued)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

Investments Type*	Level 1	Level 2	Level 3	NAV as a Practical Expedient	Total
Private Investment Funds	$—	$—	$—	$1,373,805,087	$1,373,805,087
Common Stocks	284,881,339	51,475,998	—	—	336,357,337
Preferred Stocks	24,821,664	—	—	—	24,821,664
Rights	—	6,007	—	—	6,007
Short-Term Investment	24,285,292	—	—	—	24,285,292
Total Investments	$333,988,295	$51,482,005	$—	$1,373,805,087	$1,759,275,387

*    See Schedule of Investments for industry breakout.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Management Agreement, Harrison Street Private Wealth LLC serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund's NAV, which accrues daily based on the net assets of the Fund and is paid quarterly. The Fund incurred fees to the Adviser of $8,149,929 for the six months ended September 30, 2025, which are included within Adviser fees on the accompanying statement of operations. Effective July 28, 2025, the Adviser agreed to voluntarily waive a portion of the Investment Management Fee equal to the management fees paid by the Fund to Harrison Street Core Property Fund LP. The Adviser waived Fund fees of $167,167 for the period ended September 30, 2025.

The Adviser has retained the services of Security Capital Research & Management, Inc. and Principal Real Estate Investors, LLC as sub-advisers of the Fund (the “Sub-Advisers”). The Sub-Advisers each manage a specified portion of the Fund's assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs. Fees paid to the Sub-Advisers are based on the average net assets that they manage at an annual rate between 0.45% and 1.00%. The Fund incurred fees to the Sub-Advisers of $1,069,640 for the six months ended September 30, 2025, which are included within Adviser fees on the accompanying statement of operations.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund’s statutory underwriter and facilitates the distribution of Shares.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time. Each of the Independent Directors is a member of all Committees. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation. The Fund also reimburses the Adviser for a portion of the compensation that it pays to the Fund’s Chief Compliance Officer.

NOTE 5. MARKET RISK FACTORS

The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:

General Market Fluctuations Will Affect the Fund’s Returns. The Fund’s investments in Private Investment Funds and real estate securities may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market.

General Risks of the Private Investment Funds Investing in Real Estate. The Fund will not invest in real estate directly, but, because the Fund will invest in Private Investment Funds that qualify as REITs or investment vehicles treated similarly as private REITs, the Fund’s investment portfolio will be significantly impacted by the performance of the real estate market.

Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.

Unfunded Commitments. In order to meet its obligation to provide capital for unfunded commitments, the Fund may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Harrison Street Real Estate Fund LLC Notes to Financial Statements September 30, 2025 (Unaudited) (continued)

Interest Rate Risk. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). Recently, the U.S. Federal Reserve has increased interest rates from historically low levels, resulting in rising interest rates across the financial system. Thus, the Fund currently faces a heightened level of risk associated with high interest rates and/or bond yields.

Liquidity Risk. The Fund will invest in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.

In addition, the Fund’s interests in the Private Investment Funds are subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Private Investment Funds pursuant to limited withdrawal rights. Some Private Investment Funds may subject the Fund to a lockup period or otherwise suspend the repurchase rights of their shareholders, including the Fund, from time to time. Further, Private Investment Funds managers may impose transfer restrictions on the Fund’s interests. There may be no secondary market for the Fund’s interests in the Private Investment Funds. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. The Adviser may also invest directly in other private securities that they may not be able to sell at the Fund’s current carrying value for the securities.

Market Disruption, Health Crises, Terrorism and Geopolitical Risks. The Fund’s investments may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.

NOTE 6. FORWARD CONTRACTS

The Fund may use forward contracts for hedging exposure to foreign currencies. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Foreign currency transactions, like currency exchange rates, can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Such events may prevent or restrict the Fund’s ability to enter into foreign currency transactions, force the Fund to exit a foreign currency transaction at a disadvantageous time or price or result in penalties for the Fund, any of which may result in a loss to the Fund. Contracts to sell foreign currency would limit any potential gain that might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time when they would be beneficial.

As of September 30, 2025, the Fund does not hold any forward foreign exchange contracts.

NOTE 7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2025, the purchases and sales of investment securities, excluding short-term investments, were approximately $108,954,779 and $232,545,893, respectively.

NOTE 8. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Request Deadline and settlement occurs 2 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”). Certain

Harrison Street Real Estate Fund LLC Notes to Financial Statements September 30, 2025 (Unaudited) (continued)

authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow/require shareholders to submit their tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2% of the Fund’s outstanding Shares. If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer plus 2% of the Fund’s outstanding Shares, the Fund is required to repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their Shares before prorating other amounts tendered. Because of the potential for proration, tendering shareholders may not have all of their tendered Shares repurchased by the Fund. In addition, if the Repurchase Offer is oversubscribed, the Fund may offer to repurchase outstanding shares tendered by the estate of a deceased shareholder or such deceased shareholder’s descendants (an “Estate Offer”) in an additional amount, taking into account the liquidity of the Fund’s assets, up to 0.20% of the Fund’s outstanding shares. In the event an Estate Offer is oversubscribed, the Fund will repurchase the tendered Shares on a pro rata basis based on the number of Shares tendered by each shareholder participating in the Estate Offer.

Results of the Fund's Repurchase Offers during the six months ended September 30, 2025 are as follows:

Repurchase Request Deadline/Pricing Date	Repurchase Offer Amount (Percentage)	Repurchase Offer Amount (Shares)	Shares Tendered for Repurchase	Percentage of Tendered Shares Repurchased	Value of Repurchased Shares
April 25, 2025	6%	4,488,713	18,878,294	24.1%	$111,519,485[a]
July 25, 2025	6	4,331,358	18,923,747	23.4%	107,577,544[b]

a.  Includes the value of shares repurchased under an estate offer of 0.10% of the Fund’s outstanding shares. The offer was oversubscribed and prorated to 0.10% of the Fund’s outstanding shares.

b.  Includes the value of shares repurchased under an estate offer of 0.20% of the Fund’s outstanding shares. The offer was not oversubscribed and processed in full.

NOTE 9. LINE OF CREDIT

The Fund has a line of credit (“LOC”) with Bank of America N.A. with borrowing capacity of $245,000,000. Borrowings, if any, under the LOC bear interest at the Secured Overnight Financing Rate (SOFR) at the time of borrowing, plus 1.10%. In addition, the Fund incurs a Non-Utilization Fee equal to 0.25%-0.35% on the portion of the LOC not being used and certain origination and structuring fees (the "other LOC fees"). All custody accounts are pledged as collateral.

The Fund incurred interest expense of $4,106,163 and other LOC fees equal to $137,074 during the six months ended September 30, 2025. During the six months ended September 30, 2025, the average daily amount of borrowings on the days that the Fund had an outstanding borrowing was $149,497,268 at an average interest rate of 5.43%. The Fund's outstanding borrowings from the LOC were $184,000,000 at September 30, 2025 at a rate of 5.26%. The Fund complied with all covenants of the LOC during the six months ended September 30, 2025.

NOTE 10. ASSET COVERAGE

Under the provisions of the 1940 Act, the Fund is permitted to issue senior securities, including debt securities and preferred stock, and borrow from banks or other financial institutions, provided that the Fund satisfies certain asset coverage requirements. With respect to senior securities representing indebtedness, such as the LOC, the Fund is required to have asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. If the Fund’s asset coverage declines below 300%, the Fund would be prohibited under the 1940 Act from incurring additional debt or making certain distributions to its shareholders.

Please refer to the Fund’s Financial Highlights for summary of the Fund’s asset coverage with respect to senior securities.

Harrison Street Real Estate Fund LLC Notes to Financial Statements September 30, 2025 (Unaudited) (continued)

NOTE 11. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund's Prospectus.

As of September 30, 2025, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets
AEW Value Investors US LP	8/17/2017	—	24.6%	$44,068	$44,954	$—	2.7%
CBRE U.S. Core Partners LP	3/29/2018	42,937,722	—	59,623	64,603	—	3.9%
CBRE U.S. Logistics Partners LP	3/31/2022	155,204,629	—	200,060	210,664	—	12.6%
Clarion Gables Multifamily Trust LP	3/4/2019	47,222	—	61,248	68,915	—	4.2%
Clarion Lion Properties Fund LP	7/1/2013	85,618	—	115,506	128,080	—	7.6%
DigitalBridge AI Infrastructure B LP	1/24/2025	—	6.0%	23,824	25,383	5,894	1.5%
DigitalBridge AI Infrastructure D LP	1/24/2025	—	9.3%	37,254	39,734	9,218	2.4%
Everwest Funds Advisors, LLC	12/30/2019	97,054,045	11.4%	96,158	97,447	—	5.8%
GI Partners ETS Fund	9/24/2021	74,988	—	85,874	77,900	—	4.7%
Harrison Street Core Property Fund LP	8/13/2014	24,056	—	32,982	34,179	—	2.1%
Heitman America Real Estate Trust LP	12/2/2014	80,156	—	91,878	99,419	—	6.0%
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	64,150	—	55,699	41,200	—	2.5%
Hines European Property Partners	11/3/2022	62,908	—	90,794	108,906	83,207	6.6%
Invesco Core Real Estate USA LP	12/31/2013	744	—	126,833	115,855	—	7.0%
Invesco Real Estate Asia Fund	9/30/2014	492,050	—	60,433	54,461	—	3.3%
Trumbull Property Income Fund LP	4/1/2016	826	—	10,219	10,070	—	0.6%
UBS Trumbull Property Fund LP	7/1/2018	2,018	—	21,790	17,749	—	1.1%
US Government Building Open-End Feeder LP	5/1/2014	—	1.7%	35,080	40,910	—	2.5%
USGBF Alpha Feeder LP	10/1/2021	—	38.2%	30,037	26,436	—	1.6%
Walton Street Real Estate Core-Plus Fund LP	10/1/2021	57,242	—	72,693	66,940	27,006	4.0%
				$1,352,053	$1,373,805	$125,325	82.7%

(a)  The investment funds are organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail, office and other property types.

(b)  Initial acquisition date as shares are purchased at various dates.

(c)  Unfunded Commitments approximate their fair values.

Security	Redemption Request(a)	Lock Up Applicable at Period End	Investment Liquidity	Redemption Frequency(b)
AEW Value Investors US LP	Full			90 Days
CBRE U.S. Core Partners LP	Full			60 Days
CBRE U.S. Logistics Partners LP	Partial	Partial	Initial contributions have a three-year lock-up	90 Days
Clarion Gables Multifamily Trust LP	Partial			90 Days
Clarion Lion Properties Fund LP	Partial			90 Days
DigitalBridge AI Infrastructure B LP		Full	Closed-end fund which terminates upon the disposition of its underlying assets.	N/A
DigitalBridge AI Infrastructure D LP		Full	Closed-end fund which terminates upon the disposition of its underlying assets.	N/A
Sagard Real Estate - US Property Fund	Partial			90 Days
GI Partners ETS Fund	Partial			90 Days
Harrison Street Core Property Fund LP				45 Days
Heitman America Real Estate Trust LP	Partial			90 Days
Heitman Core Real Estate Debt Income Trust LP	Partial			90 Days
Hines European Property Partners		Partial	Initial contributions have a three-year lock-up.	90 Days
Invesco Core Real Estate USA LP	Partial			45 Days
Invesco Real Estate Asia Fund	Partial			45 Days

Harrison Street Real Estate Fund LLC Notes to Financial Statements September 30, 2025 (Unaudited) (concluded)
Security	Redemption Request(a)	Lock Up Applicable at Period End	Investment Liquidity	Redemption Frequency(b)
Trumbull Property Income Fund LP	Full			60 Days
Trumbull Property Fund LP	Full			60 Days
US Government Building Open-End Feeder LP				60 Days
USGBF Alpha Feeder LP				60 Days
Walton Street Real Estate Core-Plus Fund LP		Partial	Contributions have a two-year lock-up.	45 Days

(a)  The Fund submitted a redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.

(b)  The investment funds provide redemptions at the frequency listed at the investment managers discretion.

NOTE 12. SUBSEQUENT EVENTS

The Fund offered to repurchase 6% of its outstanding shares, representing 4,159,278 shares, with respect to its October 24, 2025 Repurchase Offer. Shareholders actually tendered 19,211,446 total shares for repurchase. The Fund repurchased 21.65% of total tendered shares, representing approximately $102,954,000.

In addition, the Fund offered to repurchase up to 0.20% of its outstanding shares in an Estate Offer. The Estate Offer was not oversubscribed and processed in full. The value processed associated with the Estate Offer is included in the total amount repurchased above.

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there are no additional subsequent events to report.

Harrison Street Real Estate Fund LLC Additional Information September 30, 2025 (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (855) 653-7173 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Forms N-PORT are available without a charge, upon request, by contacting the Fund at (855) 653-7173 and on the SEC’s website at http://www.sec.gov.

Approvals of Investment Management Agreements and Investment Sub-Advisory Agreements

At a meeting held on May 28, 2025 (the “Meeting”), the Board of Directors (the “Board”) of Versus Capital Real Estate Fund LLC (the “Fund”), including a majority of the Directors who are not “interested persons” (the “Independent Directors”), as such term is defined by the 1940 Act, approved the continuation of the following investment advisory agreements for the Fund: (1) the Investment Management Agreement dated October 11, 2022, between the Fund and Versus Capital Advisors LLC (the “Adviser”) (the “Management Agreement”), (2) the Investment Sub-Advisory Agreement dated October 11, 2022, between the Adviser and Security Capital Research & Management Incorporated (“Security Capital” or “Sub-Adviser”) (the “Security Capital Sub-Advisory Agreement”) and (3) the Investment Sub-Advisory Agreement dated October 11, 2022, between the Adviser and Principal Real Estate Investors, LLC (“Principal” or “Sub-Adviser”) (the “Principal Sub-Advisory Agreement” and together with the Security Capital Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Board also approved the continuance of an Investment Management Agreement with the Adviser for a wholly owned subsidiary of the Fund, VCMIX Subsidiary LLC (the “VCMIX Subsidiary”) (the “Subsidiary Management Agreement”). The Management Agreement, Sub-Advisory Agreements, and Subsidiary Management Agreement are collectively referred to herein as the “Agreements.” By memoranda dated March 14, 2025, May 15, 2025 and May 16, 2025, requests for information (“Requests”) were made to the Adviser and Sub-Advisers to provide information to assist the Board in evaluating the terms of the Agreements. In preparation for the Meeting, the Independent Directors met on May 13, 2025 and May 27, 2025, with the assistance of their independent legal counsel, to discuss their fiduciary duties in connection with their consideration of the continuance of the Agreements, to review and evaluate the materials provided by the Adviser and Sub-Advisers in response to the Requests and to determine any additional information to be requested, which supplemental information was provided either in advance of the May 28, 2025 Investment Committee meeting (the “May Investment Committee Meeting”) or discussed at that meeting (the “Responses”). At the May Investment Committee Meeting, the Independent Directors further reviewed the Responses and received a presentation from the Adviser. Based upon their evaluation, the Independent Directors recommended to the full Board the continuation of the Agreements.

Management and Subsidiary Management Agreements

Matters considered by the Board in connection with its approval of the Management Agreement and Subsidiary Management Agreement (the “Management Agreements”) included, among other factors, the following:

The nature, extent and quality of the services the Adviser provides under the Management Agreements: The Board reviewed and considered information regarding the nature, extent and quality of the services provided to the Fund by the Adviser, including the Adviser’s presentation about its operations and capabilities, which included its business continuity plan and information security program. The Board received an update on the role of Colliers International Group Inc. (“Colliers”) as majority owner of the Adviser, including information about a planned reorganization of the Colliers asset managers onto a consolidated platform and its expected impact on the Adviser and the Adviser’s operations. The Board also reviewed the Adviser’s Form ADV, the Management Agreements and other materials provided by the Adviser relating to the Management Agreements. The Board also noted information received at regular board meetings throughout the year related to the services provided. The Board considered the investment strategy employed by the Adviser for investing in third party private funds and domestic and international publicly traded real estate securities. Additionally, the Board considered the Adviser’s description of the investment decision-making process for portfolio construction and monitoring for the Fund and the plan to develop and build out a direct investment program through a subsidiary REIT entity. The Board also considered the Adviser’s process for ongoing monitoring of the sub-advisers and private funds, including the review of performance and investment risk, the review to ensure that investments are consistent with the Fund’s investment objectives and strategies, the review of leverage and compliance updates, and the holding of due diligence meetings. The Board also reviewed the Adviser’s process for determining the Fund’s use of its line of credit. In addition to the portfolio construction and investment management services outlined above, the Board considered the nature, cost, and character of the additional services provided by the Adviser, including, but not limited to the following: compliance services; certain administrative services, including valuation of assets, management of liquidity to meet quarterly repurchases and oversight of service providers; and distribution, marketing and shareholder services, as well as the tax-management services the Adviser would provide through the use of the VCMIX Subsidiary. The Board reviewed and considered the qualifications, backgrounds and responsibilities of the professional personnel of the Adviser performing services for the Fund. The Board also considered the financial strength of the Adviser and its ability to fulfill its contractual obligations as well as the risks assumed by the Adviser in managing the Fund (including, among others, litigation, regulatory, entrepreneurial, and other business risks). The Board received and reviewed financial statements from the Adviser and information about the Adviser’s insurance coverage. The Board considered the additional resources added by the Adviser to support the Adviser’s administrative functions, the steps taken by the Adviser to enhance the valuation process and

Harrison Street Real Estate Fund LLC Additional Information September 30, 2025 (Unaudited) (continued)

the work performed by the Adviser to evaluate and recommend changes in service providers as needed. The Board also evaluated potential conflicts of interest and the Adviser’s process for handling such conflicts. The Board concluded that the Adviser was qualified to manage the Fund and to perform the services needed to successfully implement the Fund’s investment strategy.

Performance: The Board received and reviewed performance information for the Fund. The Board evaluated performance in light of the Fund’s primary objective of seeking consistent current income, with secondary objectives of capital preservation and long-term capital appreciation. The Board considered the Adviser’s success in seeking to achieve these objectives by allocating capital primarily among private funds managed by a select group of institutional asset managers with expertise in managing portfolios of real estate-related investments. The Board considered the returns of the Fund for the one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2025 and the Fund’s standard deviation and Sharpe Ratio for the same periods. The Board also considered the Fund’s returns for the one-year, three-year, and five-year periods in comparison to the NCREIF Fund Index — Daily Priced. The Board considered the returns of the Fund for the one-year, three-year, five-year and ten-year periods ended March 31, 2025, as compared to a select peer group of closed-end interval funds (the “Select Peer Group”) that the Adviser believed provided the best performance comparison. The Adviser explained that the Select Peer Group was comprised of three other interval funds that provide access to both private and public real estate using active management, have assets greater than $100 million, invest in equity positions and not exclusively debt, do not invest directly in real estate and are not limited to accredited investors. The Adviser discussed the positioning of the Fund and the reasons for differences in the performance of the Fund and the Select Peer Group. The Board also considered the income distributions from the Fund. The Board then reviewed the measures used by the Adviser for overseeing and evaluating the performance of the Sub-Advisers. Based on the information provided, the Board concluded that the Adviser was meeting the Fund’s investment objectives and had delivered an acceptable level of investment returns to shareholders.

A comparison of fees with those paid by similar investment companies: The Board reviewed and considered the contractual advisory fee paid to the Adviser by the Fund and the VCMIX Subsidiary in light of the nature, extent and quality of the investment advisory services provided by the Adviser. As a part of this review, the Board noted that the Fund directly pays the sub-advisory fees of Security Capital and Principal, and considered the aggregate fee paid by the Fund for advisory services. The Board also considered the Subsidiary Management Agreement, which had the same advisory fee as the Management Agreement and considered that, as a result of a contractual fee waiver agreement under which the Adviser will waive the fee paid under the Management Agreement for any fee paid under the Subsidiary Management Agreement, no additional fee will be received by the Adviser in connection with any investment through the VCMIX Subsidiary. The Board also reviewed a breakdown of other Fund expenses. The Board noted the Adviser’s representation that it did not manage any other accounts with similar strategies. The Board considered the aggregate advisory fee and the total expense ratio of the Fund in comparison to both the Select Peer Group and a broader peer group (the “Extended Peer Group”) comprised of the 17 other real estate related interval funds in the Morningstar data base. The Board compared the advisory fee and total net expense ratio of the funds in both the Select and Extended Peer Groups with those of the Fund and considered that the Fund’s advisory fee and total net expense ratio were each below the average of each of the Peer Groups. Considering these and other factors, the Board concluded that the advisory fee was reasonable.

The Adviser’s costs and profitability: The Board considered the profitability of the Adviser and whether such profits were reasonable in light of the services provided to the Fund and the expenses paid by the Adviser. As a part of this analysis, the Board considered the reduction in revenue to the Adviser from 2023 to 2024 as a result of repurchase requests to the Fund and the corresponding decrease in profitability to the Adviser. The Board also reviewed the Adviser’s 2024, 2023 and 2022 audited financial statements. The Board reviewed information provided by the Adviser regarding Fund profitability for 2024, 2023 and 2022, along with the Adviser’s methodology for computing each year’s profitability. The Board also received publicly available profitability information for publicly traded investment management companies. The Board noted that the Fund was a specialized product that required appropriate expertise. The Board concluded that based upon these factors, the Adviser’s profits were not unreasonable.

Indirect benefits of providing advisory services: The Board took into account the Adviser’s statement that it does not receive any indirect benefits from the Fund.

The extent to which economies of scale are shared with shareholders: The Board considered the Adviser’s representation that the advisory fee structure for the Fund had been set to price the Fund at scale at the time of its launch, which would give the Fund the benefits of scale without waiting for asset growth. The Board also considered the level of the current assets in the Fund, which was reduced from the prior year’s level, and the competitive level of the Fund’s advisory fee, the additional investments being made by the Adviser into resources to support the services provided to the Fund and the increased complexity of the regulatory environment. Further, the Board noted that the Adviser paid for certain distribution-related services with respect to the Fund, and had added resources to support these activities, and paid for the servicing fees associated with the network platforms and other intermediaries servicing the Fund and bore the risk of increased fees. The Board concluded that the lack of advisory fee breakpoints was appropriate at this time and any economies of scale were appropriately reflected in the advisory fee paid by the Fund.

Conclusion: The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Management Agreement and the Subsidiary Management Agreement, determined that (i) the continuation of the Management Agreement for an additional one-year term ending August 1, 2026 was in the best interests of the Fund and its shareholders; and (ii) the continuation of the Subsidiary Management Agreement for an additional one-year term ending August 1, 2026 was in the best interests of the Fund and its shareholders. In considering the Management Agreements, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to the various factors.

Harrison Street Real Estate Fund LLC Additional Information September 30, 2025 (Unaudited) (concluded)

Sub-Advisory Agreements

Consideration by the Board of the renewal of the Sub-Advisory Agreements was based on information provided by the Adviser and the Sub-Advisers in the Responses, as well as information received at regular board meetings throughout the year. Matters considered by the Board in connection with its approval of the Sub-Advisory Agreements included, among other factors, the following:

The nature, extent and quality of the services provided under each Sub-Advisory Agreement: As to each Sub-Adviser, the Board considered the reputation, qualifications and background of the Sub-Adviser, the investment approach of the Sub-Adviser, the experience and skills of investment personnel responsible for the day-to-day management of the Sub-Adviser’s managed portion of the Fund, the resources made available to such personnel and the processes for monitoring for best execution of trades and allocation of investment opportunities. The Board also considered the Sub-Advisers’ financial strength, business continuity plan and information security program, compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, extent and quality of the services provided by each Sub-Adviser under its Sub-Advisory Agreement were satisfactory.

Investment Performance. As to each Sub-Adviser, the Board considered that the Adviser had evaluated the investment performance and recommended the continuation of the Sub-Advisory Agreement. For Security Capital, performance information was reviewed for the one-year, three-year, five-year, and since inception (December 31, 2013) periods through March 31, 2025. For Principal, performance information was reviewed for the one-year, three-year, five-year and since inception (March 13, 2017) periods through March 31, 2025. Based upon the performance attribution information provided and the Adviser’s evaluation, the Board concluded that the services of each Sub-Adviser were satisfactory.

Fees, Economies of Scale, Profitability and Other Benefits to Sub-Advisers. For each Sub-Adviser, the Board considered the sub-advisory fee rates, noting that the Fund directly pays the sub-advisory fees. In addition, in evaluating the sub-advisory fee rates, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Adviser and the Sub-Adviser. The Board noted that the Adviser had previously negotiated additional breakpoints or lower fees in the Sub-Advisory Agreements if higher asset levels were met, effective June 1, 2021, which would result in lower fees to shareholders at such higher asset levels. In addition, for Security Capital, the Board was advised that the Fund was receiving the lowest fee available to clients of the Sub-Adviser for this strategy at the Fund’s asset level. For Principal, the Board was advised that the Adviser determined the sub-advisory fee to be appropriate.

The Board considered whether there are economies of scale with respect to the sub-advisory services provided by each Sub-Adviser and whether they were appropriately shared, noting the breakpoints in the fee schedules.

The Board considered the profitability to each Sub-Adviser. For each Sub-Adviser, the Board considered the amount of fees paid to the Sub-Adviser under the agreement, the level of services provided and the competitiveness of the fee. Based upon its review, the Board concluded that the profitability of each Sub-Advisory Agreement was not unreasonable.

The Board also considered the character and amount of other incidental benefits received by each Sub-Adviser when evaluating the sub-advisory fees. The Board considered as a part of this analysis that neither Sub-Adviser identified any significant fall-out benefits. The Board considered each Sub-Adviser’s brokerage practices and soft dollar practices. The Board concluded that taking into account the incidental benefits received by each Sub-Adviser and the other factors considered, the sub-advisory fees were reasonable.

Conclusion. The Board, having requested and received such information from the Sub-Advisers as it believed reasonably necessary to evaluate the terms of each Sub-Advisory Agreement, determined that the continuation of each Sub-Advisory Agreement for an additional one-year term ending August 1, 2026 was in the best interests of the Fund and its shareholders. In considering each Sub-Advisory Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to the various factors.

Conclusion

The Board, having reviewed each of the Agreements, determined that each Agreement should be renewed because each continues to enable the Fund’s investors to obtain high-quality services at a cost that is appropriate, reasonable and in the best interests of investors.

(b) Not applicable.

Item 2. Code of Ethics.

(a) Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)	Code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2. Not applicable.

(2)	Not applicable.

(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(3)(3)	Not applicable.

(3)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17CFR 270.30a-2(b)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Harrison Street Real Estate Fund LLC

By	/s/ Mark D. Quam
Title	Mark D. Quam, Chief Executive Officer (principal executive officer)

Date	12/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mark D. Quam
Title	Mark D. Quam, Chief Executive Officer (principal executive officer)

Date	12/3/2025

By	/s/ Brian Petersen
Title	Brian Petersen, Chief Financial Officer (principal financial officer)

Date	12/3/2025